Schedule of Investments (unaudited)
June 30, 2024
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.8%
Communication Services — 5.2%
Diversified Telecommunication Services — 0.5%
Iridium Communications Inc.	4,875	$129,773
Entertainment — 0.7%
Playstudios Inc.	36,139	74,808 *
Vivid Seats Inc., Class A Shares	18,034	103,695 *
Total Entertainment		178,503
Interactive Media & Services — 1.6%
Shutterstock Inc.	2,557	98,956
Travelzoo	3,906	29,646 *
Yelp Inc.	3,339	123,376 *
Ziff Davis Inc.	2,222	122,321 *
ZipRecruiter Inc., Class A Shares	8,141	74,002 *
Total Interactive Media & Services		448,301
Media — 2.0%
Entravision Communications Corp., Class A Shares	72,303	146,775
Magnite Inc.	10,260	136,356 *
TEGNA Inc.	12,830	178,850
Thryv Holdings Inc.	4,804	85,607 *
Total Media		547,588
Wireless Telecommunication Services — 0.4%
Spok Holdings Inc.	5,297	78,448
SurgePays Inc.	6,541	20,866 *
Total Wireless Telecommunication Services		99,314

Total Communication Services		1,403,479
Consumer Discretionary — 12.2%
Diversified Consumer Services — 1.1%
Perdoceo Education Corp.	6,935	148,548
Stride Inc.	2,190	154,395 *
Total Diversified Consumer Services		302,943
Hotels, Restaurants & Leisure — 1.3%
Monarch Casino & Resort Inc.	1,771	120,658
Target Hospitality Corp.	11,807	102,839 *
United Parks & Resorts Inc.	2,499	135,721 *
Total Hotels, Restaurants & Leisure		359,218
Household Durables — 2.0%
Cricut Inc., Class A Shares	30,470	182,515
Hamilton Beach Brands Holding Co., Class A Shares	4,364	75,017
Hooker Furnishings Corp.	4,118	59,629
Smith Douglas Homes Corp.	4,203	98,266 *
Worthington Enterprises Inc.	2,822	133,565
Total Household Durables		548,992
Leisure Products — 1.8%
AMMO Inc.	32,408	54,446 *
JAKKS Pacific Inc.	3,515	62,954 *
Latham Group Inc.	38,671	117,173 *
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Leisure Products — continued
Marine Products Corp.	9,293	$93,859
MasterCraft Boat Holdings Inc.	4,449	83,997 *
Solo Brands Inc., Class A Shares	36,972	84,296 *
Total Leisure Products		496,725
Specialty Retail — 4.3%
1-800-Flowers.com Inc., Class A Shares	10,846	103,254 *
Academy Sports & Outdoors Inc.	3,374	179,666
Buckle Inc.	4,933	182,225
Build-A-Bear Workshop Inc.	3,881	98,073
CarParts.com Inc.	43,815	43,815 *
Destination XL Group Inc.	23,662	86,130 *
Lands’ End Inc.	11,299	153,553 *
ODP Corp.	3,308	129,905 *
PetMed Express Inc.	20,247	82,000
Winmark Corp.	295	104,026
Total Specialty Retail		1,162,647
Textiles, Apparel & Luxury Goods — 1.7%
Carter’s Inc.	2,000	123,940
G-III Apparel Group Ltd.	4,878	132,047 *
Superior Group of Cos. Inc.	6,555	123,955
Vera Bradley Inc.	11,837	74,100 *
Total Textiles, Apparel & Luxury Goods		454,042

Total Consumer Discretionary		3,324,567
Consumer Staples — 4.2%
Consumer Staples Distribution & Retail — 0.7%
Andersons Inc.	3,694	183,222
Food Products — 1.7%
Cal-Maine Foods Inc.	3,021	184,613
Fresh Del Monte Produce Inc.	6,790	148,362
John B Sanfilippo & Son Inc.	1,234	119,908
Total Food Products		452,883
Personal Care Products — 1.3%
Medifast Inc.	3,889	84,858
Nature’s Sunshine Products Inc.	4,985	75,124 *
Olaplex Holdings Inc.	67,782	104,384 *
USANA Health Sciences Inc.	2,251	101,835 *
Total Personal Care Products		366,201
Tobacco — 0.5%
Vector Group Ltd.	14,466	152,906

Total Consumer Staples		1,155,212
Energy — 7.6%
Energy Equipment & Services — 2.3%
Cactus Inc., Class A Shares	2,921	154,054
ProFrac Holding Corp., Class A Shares	17,686	131,053 *
Ranger Energy Services Inc.	7,648	80,457
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2024 Quarterly Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Energy Equipment & Services — continued
RPC Inc.	17,130	$107,063
Select Water Solutions Inc., Class A Shares	13,530	144,771
Total Energy Equipment & Services		617,398
Oil, Gas & Consumable Fuels — 5.3%
CONSOL Energy Inc.	2,067	210,896 *
CVR Energy Inc.	7,295	195,287
Delek U.S. Holdings Inc.	7,908	195,802
International Seaways Inc.	3,346	197,849
Overseas Shipholding Group Inc., Class A Shares	15,062	127,726
Par Pacific Holdings Inc.	4,583	115,721 *
Peabody Energy Corp.	8,287	183,308
REX American Resources Corp.	2,368	107,957 *
SandRidge Energy Inc.	8,744	113,060
Total Oil, Gas & Consumable Fuels		1,447,606

Total Energy		2,065,004
Financials — 18.0%
Banks — 10.4%
Axos Financial Inc.	2,821	161,220 *
Cathay General Bancorp	4,615	174,078
Civista Bancshares Inc.	6,323	97,943
Eastern Bankshares Inc.	12,943	180,943
Evans Bancorp Inc.	2,783	78,230
Financial Institutions Inc.	5,374	103,826
First Financial Corp.	2,840	104,739
Hanmi Financial Corp.	8,090	135,265
Home Bancorp Inc.	863	34,529
International Bancshares Corp.	3,249	185,875
Macatawa Bank Corp.	9,430	137,678
MainStreet Bancshares Inc.	4,208	74,608
Mercantile Bank Corp.	3,031	122,968
Metropolitan Bank Holding Corp.	2,544	107,077 *
Midland States Bancorp Inc.	5,069	114,813
Northeast Bank	1,604	97,619
Northeast Community Bancorp Inc.	5,433	96,816
Old Second Bancorp Inc.	7,803	115,562
Parke Bancorp Inc.	5,341	92,933
Preferred Bank	1,736	131,051
Premier Financial Corp.	6,738	137,860
S&T Bancorp Inc.	4,698	156,866
South Plains Financial Inc.	3,662	98,874
Unity Bancorp Inc.	3,144	92,968
Total Banks		2,834,341
Capital Markets — 4.0%
Artisan Partners Asset Management Inc., Class A Shares	4,436	183,074
AssetMark Financial Holdings Inc.	3,529	121,927 *
Brightsphere Investment Group Inc.	3,593	79,657
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Cohen & Steers Inc.	2,192	$159,051
Diamond Hill Investment Group Inc.	746	104,999
Donnelley Financial Solutions Inc.	1,664	99,208 *
Federated Hermes Inc.	4,732	155,588
Victory Capital Holdings Inc., Class A Shares	3,983	190,109
Total Capital Markets		1,093,613
Consumer Finance — 1.6%
Bread Financial Holdings Inc.	6,059	269,989
PROG Holdings Inc.	4,275	148,257
Total Consumer Finance		418,246
Financial Services — 1.7%
Cass Information Systems Inc.	2,023	81,062
International Money Express Inc.	4,409	91,884 *
NMI Holdings Inc., Class A Shares	4,864	165,570 *
Payoneer Global Inc.	24,085	133,431 *
Total Financial Services		471,947
Insurance — 0.3%
American Coastal Insurance Corp.	7,759	81,857 *

Total Financials		4,900,004
Health Care — 18.1%
Biotechnology — 2.6%
Anika Therapeutics Inc.	2,752	69,708 *
Arcturus Therapeutics Holdings Inc.	1,882	45,827 *
Catalyst Pharmaceuticals Inc.	5,473	84,777 *
Dynavax Technologies Corp.	9,066	101,811 *
Eagle Pharmaceuticals Inc.	13,821	77,397 *
Entrada Therapeutics Inc.	5,617	80,042 *
Ironwood Pharmaceuticals Inc.	12,692	82,752 *
MiMedx Group Inc.	8,370	58,004 *
Puma Biotechnology Inc.	11,738	38,266 *
Voyager Therapeutics Inc.	7,458	58,993 *
Total Biotechnology		697,577
Health Care Equipment & Supplies — 5.9%
AngioDynamics Inc.	14,935	90,357 *
Atrion Corp.	207	93,653
Avanos Medical Inc.	5,968	118,883 *
Envista Holdings Corp.	7,975	132,624 *
Haemonetics Corp.	1,566	129,555 *
Integer Holdings Corp.	1,140	132,001 *
Integra LifeSciences Holdings Corp.	3,911	113,967 *
iRadimed Corp.	1,669	73,336
LeMaitre Vascular Inc.	1,395	114,781
Omnicell Inc.	4,545	123,033 *
OraSure Technologies Inc.	11,848	50,472 *
Semler Scientific Inc.	1,841	63,330 *
STAAR Surgical Co.	2,226	105,980 *
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2024 Quarterly Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — continued
Tactile Systems Technology Inc.	4,586	$54,757 *
Utah Medical Products Inc.	1,089	72,756
Varex Imaging Corp.	6,036	88,910 *
Zynex Inc.	4,944	46,078 *
Total Health Care Equipment & Supplies		1,604,473
Health Care Providers & Services — 3.0%
Addus HomeCare Corp.	1,140	132,365 *
Astrana Health Inc.	3,028	122,816 *
CorVel Corp.	403	102,471 *
Cross Country Healthcare Inc.	6,571	90,943 *
National Research Corp.	2,360	54,162
Owens & Minor Inc.	7,085	95,647 *
Pediatrix Medical Group Inc.	13,544	102,257 *
PetIQ Inc.	5,630	124,198 *
Total Health Care Providers & Services		824,859
Health Care Technology — 0.3%
HealthStream Inc.	3,271	91,261
Life Sciences Tools & Services — 0.7%
Cytek Biosciences Inc.	11,350	63,333 *
Maravai LifeSciences Holdings Inc., Class A Shares	16,437	117,689 *
OmniAb Inc., $12.50 EARNOUT	298	0 *(a)(b)(c)(d)
OmniAb Inc., $15.00 EARNOUT	298	0 *(a)(b)(c)(d)
Total Life Sciences Tools & Services		181,022
Pharmaceuticals — 5.6%
Amphastar Pharmaceuticals Inc.	2,446	97,840 *
ANI Pharmaceuticals Inc.	1,311	83,484 *
Assertio Holdings Inc.	75,809	94,003 *
Biote Corp., Class A Shares	14,290	106,746 *
Collegium Pharmaceutical Inc.	2,829	91,094 *
Corcept Therapeutics Inc.	4,472	145,295 *
Harmony Biosciences Holdings Inc.	3,633	109,608 *
Innoviva Inc.	8,281	135,808 *
Journey Medical Corp.	12,654	71,369 *
Ligand Pharmaceuticals Inc.	1,431	120,576 *
Pacira BioSciences Inc.	3,795	108,575 *
Phibro Animal Health Corp., Class A Shares	8,336	139,795
Prestige Consumer Healthcare Inc.	1,900	130,815 *
Supernus Pharmaceuticals Inc.	3,568	95,444 *
Total Pharmaceuticals		1,530,452

Total Health Care		4,929,644
Industrials — 14.2%
Aerospace & Defense — 0.7%
National Presto Industries Inc.	1,509	113,371
Park Aerospace Corp.	5,356	73,270
Total Aerospace & Defense		186,641
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Air Freight & Logistics — 0.9%
Hub Group Inc. , Class A Shares	3,550	$152,828
Radiant Logistics Inc.	17,871	101,686 *
Total Air Freight & Logistics		254,514
Building Products — 1.9%
Gibraltar Industries Inc.	1,611	110,434 *
Insteel Industries Inc.	3,528	109,227
Masterbrand Inc.	13,368	196,242 *
Quanex Building Products Corp.	3,354	92,738
Total Building Products		508,641
Commercial Services & Supplies — 2.2%
Civeo Corp.	3,931	97,961
Ennis Inc.	5,599	122,562
Liquidity Services Inc.	4,643	92,767 *
Quad/Graphics Inc.	24,231	132,059
Steelcase Inc., Class A Shares	11,895	154,159
Total Commercial Services & Supplies		599,508
Construction & Engineering — 1.1%
Argan Inc.	2,183	159,708
Sterling Infrastructure Inc.	1,177	139,286 *
Total Construction & Engineering		298,994
Electrical Equipment — 1.1%
NEXTracker Inc., Class A Shares	2,534	118,794 *
Powell Industries Inc.	685	98,229
Preformed Line Products Co.	747	93,031
Total Electrical Equipment		310,054
Ground Transportation — 0.9%
Avis Budget Group Inc.	1,661	173,608
Hertz Global Holdings Inc.	24,515	86,538 *
Total Ground Transportation		260,146
Machinery — 2.2%
Atmus Filtration Technologies Inc.	4,495	129,366 *
Commercial Vehicle Group Inc.	14,648	71,775 *
Omega Flex Inc.	1,193	61,177
Terex Corp.	2,914	159,804
Titan International Inc.	9,175	67,987 *
Wabash National Corp.	4,703	102,713
Total Machinery		592,822
Passenger Airlines — 0.6%
SkyWest Inc.	1,894	155,441 *
Professional Services — 1.5%
Kforce Inc.	1,718	106,739
Korn Ferry	2,540	170,536
RCM Technologies Inc.	2,257	42,251 *
Resources Connection Inc.	8,345	92,129
Total Professional Services		411,655
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2024 Quarterly Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — 1.1%
BlueLinx Holdings Inc.	1,241	$115,525 *
Global Industrial Co.	2,802	87,871
Karat Packaging Inc.	2,963	87,645
Total Trading Companies & Distributors		291,041

Total Industrials		3,869,457
Information Technology — 14.6%
Communications Equipment — 1.4%
Extreme Networks Inc.	9,631	129,537 *
Lantronix Inc.	14,207	50,435 *
NETGEAR Inc.	6,720	102,816 *
NetScout Systems Inc.	5,769	105,515 *
Total Communications Equipment		388,303
Electronic Equipment, Instruments & Components — 4.6%
Bel Fuse Inc., Class B Shares	1,725	112,539
Climb Global Solutions Inc.	1,113	69,908
CTS Corp.	2,422	122,626
Daktronics Inc.	8,965	125,062 *
ePlus Inc.	1,517	111,773 *
IPG Photonics Corp.	1,655	139,665 *
M-Tron Industries Inc.	886	31,196 *
PC Connection Inc.	2,129	136,682
Sanmina Corp.	2,682	177,682 *
Vishay Intertechnology Inc.	7,265	162,009
Vishay Precision Group Inc.	2,400	73,056 *
Total Electronic Equipment, Instruments & Components		1,262,198
IT Services — 1.4%
DXC Technology Co.	10,642	203,156 *
Hackett Group Inc.	3,674	79,799
Unisys Corp.	20,153	83,232 *
Total IT Services		366,187
Semiconductors & Semiconductor Equipment — 1.7%
Cohu Inc.	3,668	121,411 *
inTEST Corp.	5,279	52,157 *
NVE Corp.	1,015	75,810
Photronics Inc.	4,117	101,566 *
SMART Global Holdings Inc.	5,013	114,647 *
Total Semiconductors & Semiconductor Equipment		465,591
Software — 4.8%
A10 Networks Inc.	6,423	88,958
Adeia Inc.	13,283	148,570
American Software Inc., Class A Shares	7,768	70,922
Box Inc., Class A Shares	3,605	95,316 *
Clear Secure Inc., Class A Shares	6,171	115,459
Consensus Cloud Solutions Inc.	12,149	208,720 *
CoreCard Corp.	4,329	63,160 *
InterDigital Inc.	1,301	151,645
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Software — continued
	Mitek Systems Inc.	6,492	$72,581 *
	Porch Group Inc.	29,614	44,717 *
	Progress Software Corp.	2,418	131,201
	Teradata Corp.	3,635	125,626 *
	Total Software		1,316,875
Technology Hardware, Storage & Peripherals — 0.7%
	CPI Card Group Inc.	3,622	98,700 *
	Immersion Corp.	9,696	91,239
	Total Technology Hardware, Storage & Peripherals		189,939

Total Information Technology			3,989,093
Materials — 3.8%
Chemicals — 1.2%
	Core Molding Technologies Inc.	3,749	59,759 *
	Hawkins Inc.	1,493	135,863
	LSB Industries Inc.	15,270	124,909 *
	Total Chemicals		320,531
Metals & Mining — 1.4%
	Arch Resources Inc.	1,215	184,959
	Olympic Steel Inc.	1,859	83,339
	Ryerson Holding Corp.	5,183	101,069
	Total Metals & Mining		369,367
Paper & Forest Products — 1.2%
	Clearwater Paper Corp.	3,062	148,415 *
	Sylvamo Corp.	2,677	183,642
	Total Paper & Forest Products		332,057

Total Materials			1,021,955
Real Estate — 0.9%
Real Estate Management & Development — 0.9%
	Forestar Group Inc.	3,451	110,398 *
	RMR Group Inc., Class A Shares	5,794	130,944

Total Real Estate			241,342
Utilities — 1.0%
Electric Utilities — 1.0%
	ALLETE Inc.	3,141	195,841
	Genie Energy Ltd., Class B Shares	6,016	87,954

Total Utilities			283,795
Total Investments before Short-Term Investments (Cost — $27,793,180)			27,183,552
	Rate
Short-Term Investments — 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class (Cost — $60,580)	5.190%	60,580	60,580 (e)
Total Investments — 100.0% (Cost — $27,853,760)			27,244,132
Liabilities in Excess of Other Assets — (0.0)%††			(6,571)
Total Net Assets — 100.0%			$27,237,561

See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2024 Quarterly Report

 Royce Quant Small-Cap Quality Value ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Restricted security (Note 2).
(e)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Royce Quant Small-Cap Quality Value ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash) Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks to achieve long-term growth of capital.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not

Royce Quant Small-Cap Quality Value ETF 2024 Quarterly Report

limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$4,929,644	—	$0 *	$4,929,644
Other Common Stocks	22,253,908	—	—	22,253,908
Total Long-Term Investments	27,183,552	—	0 *	27,183,552
Short-Term Investments†	60,580	—	—	60,580
Total Investments	$27,244,132	—	$0 *	$27,244,132

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
2. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 6/30/2024	Value Per Share	Percent of Net Assets
OmniAb Inc., $12.50 EARNOUT, Common Shares	298	11/22	$0 (a)	$0 (a)	$0.00 (b)	0.00 (c) %
OmniAb Inc., $15.00 EARNOUT, Common Shares	298	11/22	0 (a)	0 (a)	0.00 (b)	0.00 (c)
			$0 (a)	$0 (a)		0.00 (c)%

Royce Quant Small-Cap Quality Value ETF 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)

(a)	Amount represents less than $1.
(b)	Amount represents less than $0.005 per share.
(c)	Amount represents less than 0.005%.

Royce Quant Small-Cap Quality Value ETF 2024 Quarterly Report